Goldman Sachs Structured Emerging Markets Equity Fund
Goldman Sachs Structured Emerging Markets Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured Emerging Markets Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Structured Emerging Markets Equity Fund		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Structured Emerging Markets Equity Fund		Class A	Class C	Institutional	Class IR
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.44%	0.46%	0.30%	0.41%
Service Fees		none	none	none	none
Shareholder Administration Fees		none	none	none	none
All Other Expenses		0.44%	0.46%	0.30%	0.41%
Total Annual Fund Operating Expenses		1.69%	2.46%	1.30%	1.41%
Expense Limitation	[2]	(0.11%)	(0.13%)	(0.12%)	(0.08%)
Total Annual Fund Operating Expenses	[3][4]	1.58%	2.33%	1.18%	1.33%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.144% of the Fund's average daily net assets through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	After Expense Limitation
[4]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Structured Emerging Markets Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	702	1,043	1,408	2,429
Class C Shares	336	754	1,299	2,786
Institutional Shares	120	400	701	1,557
Class IR Shares	135	438	775	1,684

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Structured Emerging Markets Equity Fund Class C Shares	236	754	1,299	2,786

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2012 was 180% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in a diversified portfolio of equity investments in emerging country issuers. Currently, emerging countries include, among others, Central and South American, African, Asian and Eastern European countries. Under normal circumstances, the Fund will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund uses a "structured" quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund's investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Valuation, Quality and Momentum. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company's intrinsic value to its market value. The Quality theme assesses both firm and management quality. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser's proprietary research.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the MSCI® Emerging Markets Standard Index (unhedged, with dividends reinvested, net of dividend withholding taxes) ("MSCI® Emerging Markets (net) Index"), adjusted for the Investment Adviser's country views. Additionally, the portfolio management team's views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund's assets among emerging countries. The MSCI® Emerging Markets (net) Index is designed to measure equity market performance of the large and mid market capitalization segments of emerging markets.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., "growth," "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Liquidity Risk. The risk that the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser's use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q2 ‘09 +36.79% Worst Quarter Q4 ‘08 –28.58%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2012
Average Annual Total Returns Goldman Sachs Structured Emerging Markets Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	17.69%	(1.78%)	(1.78%)	Oct. 05, 2007
Class A Shares Returns After Taxes on Distributions	17.53%	(1.69%)	(1.74%)	Oct. 05, 2007
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	11.88%	(1.29%)	(1.32%)	Oct. 05, 2007
Class A Shares MSCI® Emerging Markets Standard Index (net of withholding taxes) (reflects no deduction for fees or expenses)	18.17%	(0.86%)	(0.72%)	Oct. 05, 2007
Class C Shares	22.61%	(1.28%)	(1.35%)	Oct. 05, 2007
Class C Shares MSCI® Emerging Markets Standard Index (net of withholding taxes) (reflects no deduction for fees or expenses)	18.17%	(0.86%)	(0.72%)	Oct. 05, 2007
Institutional Shares	25.10%	(0.26%)	(0.31%)	Oct. 05, 2007
Institutional Shares MSCI® Emerging Markets Standard Index (net of withholding taxes) (reflects no deduction for fees or expenses)	18.17%	(0.86%)	(0.72%)	Oct. 05, 2007
Class IR Shares	24.77%		9.46%	Aug. 31, 2010
Class IR Shares MSCI® Emerging Markets Standard Index (net of withholding taxes) (reflects no deduction for fees or expenses)	18.17%		6.16%	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.